Share-based compensation - Changes in stock options (Details)	3 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	1,349,001	1,283,088
Number of options granted (in shares) | shares	207,127	34,667
Number of options forfeited (in shares) | shares	(11,915)	(1,897)
Number of options exercised (in shares) | shares	(8,735)	(34,853)
Number of options outstanding - end of period (in shares) | shares	1,535,478	1,281,005
Number of options exercisable (in shares) | shares	1,003,393	891,286
Weighted average exercise price, options outstanding - beginning of period (in cad per share) | $ / shares	$ 13.60	$ 12.00
Weighted average exercise price, options granted (in cad per share) | $ / shares	52.38	54.26
Weighted average exercise price, options forfeited (in cad per share) | $ / shares	46.32	16.00
Weighted average exercise price, options exercised (in cad per share) | $ / shares	16.00	34.62
Weighted average exercise price, options outstanding - end of period (in cad per share) | $ / shares	18.56	12.52
Weighted average exercise price, options exercisable (in cad per share) | $ / shares	$ 4.83	$ 3.84